Details of treasury and other financial risks - Estimated impact of 10% increase of value of the EUR on the fair value of hedges (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Details of treasury and other financial risks [Line Items]
Change in the value of transactional hedges following a 10% increase in the value of a currency against EUR	€ (137)
US Dollar [Member]
Details of treasury and other financial risks [Line Items]
Change in the value of transactional hedges following a 10% increase in the value of a currency against EUR	(78)	€ (71)
Yen [Member]
Details of treasury and other financial risks [Line Items]
Change in the value of transactional hedges following a 10% increase in the value of a currency against EUR	(13)	(17)
Pound Sterling [Member]
Details of treasury and other financial risks [Line Items]
Change in the value of transactional hedges following a 10% increase in the value of a currency against EUR	(14)	(15)
Swiss Franc [Member]
Details of treasury and other financial risks [Line Items]
Change in the value of transactional hedges following a 10% increase in the value of a currency against EUR	(5)	(6)
Zloty [Member]
Details of treasury and other financial risks [Line Items]
Change in the value of transactional hedges following a 10% increase in the value of a currency against EUR	(3)	(8)
RUB [member]
Details of treasury and other financial risks [Line Items]
Change in the value of transactional hedges following a 10% increase in the value of a currency against EUR	€ (10)	€ (8)